N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: July 30, 2010

Item 1. REPORTS TO STOCKHOLDERS.

[Logo]

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Annual Report
July 30, 2010

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702

Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

Independent Registered Public Accounting Firm Cohen Fund Audit Services, Ltd. 800 Westpoint Pkwy., Suite 1100 Westlake, OH 44145-1524

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Kansas Insured Intermediate Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (each a "Fund", and collectively the "Funds") for the year ended July 30, 2010. The Funds' portfolios and related financial statements are presented within for your review.

The inflationary forces of massive fiscal stimulus combined with extremely accommodative monetary policy appears to have hit a brick wall with the disinflationary impact of high unemployment, output slack, lackluster economic results and lower consumer confidence. The recent FOMC (Federal Open Market Committee) meeting indicated a modest downward revision to the 2010 GDP (Gross Domestic Product) growth forecast and considerations for additional monetary stimulus.

The U.S. economy performed very much as expected over the first part of the period as most indicators showed moderate growth and a level of economic activity in the 3% range of GDP. Of course, nothing good lasts forever and during May and June there were a series of shocks to the market that changed the economic outlook.

First was the heightened anxiety over the Greek debt crisis which grew to the entire European financial system. This concern over the financial condition of Europe eventually created fear within the U.S. financial system and significant price declines followed in the U.S. equity markets. The Dow Jones Industrial Average lost 11% of its value in May and June bringing total returns for the year into negative territory. Next came the bad news concerning the Gulf of Mexico oil spill and the potential long-term impact on the region's economy and ecology that further eroded expectations for a healthy economic recovery.

All of these events seriously damaged consumer confidence and most economists now forecast economic growth in the 2% area with prolonged high unemployment and depressed consumer spending. With a slower economic growth many expect any prospects of a Federal Reserve hike in interest rates prolonged into late 2011 or 2012. Evidence of this came in Federal Reserve Chairman Ben Bernanke's testimony to Congress in which he said short-term rates were likely to remain exceptionally low for an extended period until the Fed feels a broader economic recovery has taken hold.

The municipal market continues to be driven by the crosscurrents of U.S. economic weakness, low Treasury yields and states' financial challenges. State and local municipal governments across the country are experiencing significant financial challenges. Without a doubt, hard choices will need to be made. Most are dealing with revenue shortfalls by cutting budgets and staff. Others are dealing with overly generous, under funded pensions, outdated compensation and benefit packages, under funded federally mandated programs and over ambitious capital projects. Most of the nation's state and local governments have been working to close the gaps for well over a year and we expect that this process will continue as the economy recovers.

A number of consistent themes emerged during the period: low yields and credit concerns. This is a classic good news/bad news conundrum. The value of good quality municipal bonds have appreciated during the period, while new money invested today is at considerably lower yields than a year earlier. The Funds use a disciplined strategy to maximize tax-exempt income for our shareholders by seeking high quality, higher coupon securities. By employing a buy and hold strategy and investing in securities we believe will provide relative value in the market, as interest rates fluctuate, the portfolios become diversified with a broad range of securities. This diversification helps mitigate interest rate and credit risk.

The Kansas Municipal Fund began the period at $10.45 per share and ended the period at $10.70 per share for a total return of 6.12%*. This compares to the Barclays Capital Municipal Bond Index's return of 9.16%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Manhattan, KS Sales Tax Rev, 5.25% coupon, due 2026; Sedgwick County Health Care, 5.00% coupon, due 2025; and Overland Park Sales Tax Rev, 5.20% coupon, due 2020.

The Kansas Insured Intermediate Fund began the period at $11.09 per share and ended the period at $11.29 per share for a total return of 5.26%*. This compares to the Barclays Capital Municipal 7-Year Bond Index's return of 7.61%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Douglas County USD # 491, 4.00% coupon, due 2022; Junction City General Obligation, 3.00% coupon, due 2016; and Sedgwick & Shawnee County Single Family Rev, 3.70% coupon, due 2019.

The Nebraska Municipal Fund began the period at $10.01 per share and ended the period at $10.22 per share for a total return of 5.64%*. This compares to the Barclays Capital Municipal Bond Index's return of 9.16%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Douglas County School District #59, 4.55% coupon, due 2032; Sarpy County Hospital Authority #1, 5.50% coupon, due 2030; and Washington County Water Waste Facility, 4.85% coupon, due 2035.

The Oklahoma Municipal Fund began the period at $10.78 per share and ended the period at $11.19 per share for a total return of 7.61%*. This compares to the Barclays Capital Municipal Bond Index's return of 9.16%*. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Tulsa Airport Rev, 5.75% coupon, due 2031; Collinsville Municipal Authority, 5.00% coupon, due 2035; and Rogers County Industrial Authority, 4.90% coupon, due 2035.

The Maine Municipal Fund began the period at $10.62 per share and ended the period at $10.85 per share for a total return of 5.49%*. This compares to the Barclays Capital Municipal Bond Index's return of 9.16%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: Maine Turnpike Rev, 5.125% coupon, due 2030; Maine Health & Higher Ed, 5.00% coupon, due 2040; and Maine Housing Authority, 4.70% coupon, due 2027.

The New Hampshire Municipal Fund began the period at $10.50 per share and ended the period at $10.73 per share for a total return of 5.38%*. This compares to the Barclays Capital Municipal Bond Index's return of 9.16%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the portfolio. Some recent purchases during the period include: New Hampshire Housing Authority, 5.35% coupon, due 2040; New Hampshire Health & Education Rev, 6.00% coupon, due 2033; and New Hampshire Housing Authority, 4.65% coupon, due 2025.

Income exempt from federal income tax and each Fund's respective state tax (interest and dividend tax with respect to New Hampshire) with preservation of capital remains the primary objective of the Funds.

If you would like more frequent updates, please visit the Funds' website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Kansas Insured Intermediate Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.33%, 1.21%, 1.37%, 1.36%, 1.47%, and 2.48%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.07%, 0.75%, 1.07%, 1.07%, 1.07%, and 1.07%, respectively.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Kansas Municipal Fund without Sales Charge	Kansas Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/00	$10,000	$9,578	$10,000
7/31/01	$10,813	$10,357	$11,009
7/31/02	$11,189	$10,717	$11,748
7/31/03	$11,106	$10,637	$12,170
7/30/04	$11,296	$10,819	$12,874
7/29/05	$11,320	$10,843	$13,693
7/31/06	$11,817	$11,318	$14,043
7/31/07	$12,178	$11,664	$14,642
7/31/08	$12,531	$12,003	$15,058
7/31/09	$13,040	$12,490	$15,827
7/30/10	$13,838	$13,254	$17,277

Average Annual Total Returns for the periods ended July 30, 2010

	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
Without sales charge	6.12%	4.35%	4.10%	3.30%	4.51%
With sales charge (4.25%)	1.64%	2.84%	3.20%	2.86%	4.28%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS INSURED INTERMEDIATE FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Seven-Year Maturity Bond Index

	Kansas Insured Intermediate Fund without Sales Charge	Kansas Insured Intermediate Fund with Maximum Sales Charge	Barclays Capital Municipal Seven-Year Maturity Bond Index
7/31/00	$10,000	$9,725	$10,000
7/31/01	$10,673	$10,380	$10,918
7/31/02	$11,112	$10,807	$11,696
7/31/03	$11,253	$10,944	$12,147
7/30/04	$11,513	$11,197	$12,699
7/29/05	$11,427	$11,113	$13,202
7/31/06	$11,891	$11,565	$13,486
7/31/07	$12,288	$11,951	$14,016
7/31/08	$12,856	$12,503	$14,833
7/31/09	$13,527	$13,155	$16,021
7/30/10	$14,238	$13,847	$17,241

Average Annual Total Returns for the periods ended July 30, 2010

	1 year	3 year	5 year	10 year	Since Inception (November 23, 1992)
Without sales charge	5.26%	5.03%	4.50%	3.60%	4.06%
With sales charge (2.75%)	2.40%	4.05%	3.92%	3.31%	3.90%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Nebraska Municipal Fund without Sales Charge	Nebraska Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/00	$10,000	$9,571	$10,000
7/31/01	$11,002	$10,530	$11,009
7/31/02	$11,449	$10,958	$11,748
7/31/03	$11,356	$10,869	$12,170
7/30/04	$11,764	$11,259	$12,874
7/29/05	$11,742	$11,238	$13,693
7/31/06	$12,317	$11,789	$14,043
7/31/07	$12,707	$12,162	$14,642
7/31/08	$13,061	$12,501	$15,058
7/31/09	$13,545	$12,964	$15,827
7/30/10	$14,309	$13,695	$17,277

Average Annual Total Returns for the periods ended July 30, 2010

	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
Without sales charge	5.64%	4.04%	4.03%	3.65%	3.86%
With sales charge (4.25%)	1.19%	2.54%	3.13%	3.19%	3.59%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Oklahoma Municipal Fund without Sales Charge	Oklahoma Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/00	$10,000	$9,573	$10,000
7/31/01	$10,978	$10,509	$11,009
7/31/02	$11,577	$11,082	$11,748
7/31/03	$11,609	$11,113	$12,170
7/30/04	$12,034	$11,521	$12,874
7/29/05	$12,397	$11,868	$13,693
7/31/06	$12,942	$12,390	$14,043
7/31/07	$13,343	$12,774	$14,642
7/31/08	$13,478	$12,902	$15,058
7/31/09	$14,055	$13,455	$15,827
7/30/10	$15,125	$14,479	$17,277

Average Annual Total Returns for the periods ended July 30, 2010

	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
Without sales charge	7.61%	4.27%	4.06%	4.22%	4.19%
With sales charge (4.25%)	3.03%	2.77%	3.15%	3.77%	3.86%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Maine Municipal Fund without Sales Charge	Maine Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/00	$10,000	$9,571	$10,000
7/31/01	$10,793	$10,330	$11,009
7/31/02	$11,351	$10,864	$11,748
7/31/03	$11,604	$11,107	$12,170
7/30/04	$12,063	$11,545	$12,874
7/29/05	$11,973	$11,460	$13,693
7/31/06	$12,466	$11,932	$14,043
7/31/07	$12,827	$12,277	$14,642
7/31/08	$13,266	$12,697	$15,058
7/31/09	$13,959	$13,360	$15,827
7/30/10	$14,725	$14,094	$17,277

Average Annual Total Returns for the periods ended July 30, 2010

	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
Without sales charge	5.49%	4.71%	4.22%	3.95%	4.84%
With sales charge (4.25%)	1.02%	3.22%	3.33%	3.49%	4.60%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEW HAMPSHIRE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	New Hampshire Municipal Fund without Sales Charge	New Hampshire Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/00	$10,000	$9,577	$10,000
7/31/01	$10,736	$10,282	$11,009
7/31/02	$11,296	$10,818	$11,748
7/31/03	$11,560	$11,071	$12,170
7/30/04	$12,108	$11,596	$12,874
7/29/05	$11,889	$11,387	$13,693
7/31/06	$12,336	$11,814	$14,043
7/31/07	$12,709	$12,171	$14,642
7/31/08	$13,181	$12,624	$15,058
7/31/09	$13,793	$13,210	$15,827
7/30/10	$14,535	$13,920	$17,277

Average Annual Total Returns for the periods ended July 30, 2010

	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
Without sales charge	5.38%	4.58%	4.10%	3.81%	4.50%
With sales charge (4.25%)	0.86%	3.09%	3.21%	3.36%	4.24%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS MUNICIPAL FUND

SCHEDULE OF INVESTMENTS July 30, 2010

	Principal Amount	Fair Value

MUNICIPAL BONDS (97.0%)

Education (5.4%)
Hutchinson, KS Community College 5.000% 10/01/25	$350,000	$361,036
Hutchinson, KS Community College 5.250% 10/01/30	300,000	306,273
Hutchinson, KS Community College 5.250% 10/01/33	450,000	457,650
KS Dev. Fin. Auth. Sales Tax Rev. K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	208,126
KS Devl. Finance Auth. Rev. (Univ. KS Research Cent.) 5.000% 02/01/26	500,000	521,585
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. 5.000% 07/01/19	700,000	721,175
		2,575,845
General Obligation (28.7%)
Cowley Cnty., KS USD #465 (Winfield) 5.250% 10/01/14	250,000	283,205
Dickinson Cnty, KS USD #473 5.000% 09/01/27	325,000	359,492
Dodge, KS School District #443 5.000% 09/01/11	1,000,000	1,039,410
Douglas Cty., KS Sales Tax Ref. 5.000% 08/01/19	1,000,000	1,073,370
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.125% 09/01/29	250,000	261,788
Harvey Cty., KS USD #373 (Newton) 5.000% 09/01/23	200,000	219,924
Harvey Cty., KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,079,330
*Johnson Cty., KS USD #231 Gardner-Edgerton 5.000% 10/01/24	1,135,000	1,170,707
Johnson Cty., KS USD #232 (Desoto) 5.250% 09/01/23	500,000	546,755
Junction City, KS Ref & Impt 5.000% 09/01/25	250,000	260,348
Junction City, KS Unlimited GO 4.100% 09/01/20	100,000	107,096
Junction City, KS Unlimited GO 4.250% 09/01/21	100,000	106,907
Junction City, KS Unlimited GO 4.400% 09/01/22	100,000	107,674
Junction City, KS Unlimited G.O. 4.500% 09/01/31	250,000	247,105
Lawrence, KS (Unlimited Tax) Refunding G.O. 5.375% 09/01/20	500,000	501,770
Leavenworth Cnty., KS USD #453 GO Improvement & Refunding 5.125% 03/01/29	1,000,000	1,080,460
Manhattan, KS General Obligation 5.000% 11/01/28	130,000	142,497
Montgomery County, KS USD #446 5.000% 09/01/33	250,000	261,787
Newton, KS Unlimited G.O. 4.750% 09/01/29	435,000	458,725
Park City, KS 6.000% 12/01/29	500,000	557,960
Park City, KS General Obligation Ref & Impr. 5.375% 12/01/25	250,000	253,735
Reno Cty., KS USD #308 Hutchinson 4.500% 09/01/23	500,000	530,150
Salina, KS (General Obligation) 4.625% 10/01/27	200,000	209,788
Sedgwick Cty., KS Uni Sch Dist #262 5.000% 09/01/28	500,000	536,135
Seward County, KS Unlimited GO Hospital Ref & Imvt 5.000% 08/01/40	500,000	513,065
Shawnee Cty., KS G.O. 5.000% 09/01/16	655,000	756,571
Topeka, KS G.O. 5.000% 08/15/21	400,000	404,324
Wyandotte Cnty., KS General Obligation 5.000% 08/01/27	500,000	538,490
		13,608,568
Health Care (18.6%)
KS St Dev Fin Auth Lease Rev Univ Kansas Tenant 5.000% 06/15/39	1,000,000	1,015,800
KS ST Dev Fin Auth. Hosp. Rev. Adventist Health 5.150% 11/15/23	250,000	268,397
KS St Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	264,832
KS St Dev Fin Auth Hosp Rev Adventist Health 5.500% 11/15/29	100,000	107,728
KS St Dev Fin Auth. Adventist Health 5.750% 11/15/34	250,000	258,252
KS Devl. Finance Auth. (Hays Medical Center) 5.000% 11/15/22	500,000	522,340
KS Devlop. Fin. Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	503,955
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. - Unrefunded 5.375% 11/15/24	1,365,000	1,380,370
Lawrence, KS (Memorial Hospital) Rev. 5.125% 07/01/26	500,000	508,990
Lawrence, KS (Memorial Hospital) Rev. 5.125% 07/01/36	300,000	286,968
Manhattan, KS Hosp. Rev. Mercy Health Center 5.500% 08/15/20	250,000	253,282
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. 5.500% 09/01/25	235,000	235,254
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. 5.500% 09/01/30	500,000	500,275
Olathe, Health Fac Rev (Med Center) 5.00% 09/01/29	500,000	497,785
Sedgwick Cty., KS Health Care Rev. (Catholic Care Center) 5.000% 08/01/25	1,000,000	1,009,230
University KS Hosp Auth. (KU Health) 5.000% 09/01/26	100,000	101,787
Wichita, KS (Via Christi Health System) Rev. 5.625% 11/15/31	1,100,000	1,112,826
		8,828,071
Housing (5.6%)
Kansas City, KS Mrtge. Rev. 5.900% 11/01/27	185,000	185,067
*Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. 5.700% 11/01/27	2,210,000	2,211,216
Sedgewick & Shawnee Cntys Kans Single Family Rev Mtg-Market Bds-Ser A-1 4.650% 06/01/28	250,000	250,213
		2,646,496
Other Revenue (14.0%)
Butler Cnty., KS Public Bldg. 5.550% 10/01/21	300,000	302,139
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. 5.000% 08/01/22	250,000	250,990
Dodge City, KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,067,890
KS St Dev Fin Auth Lease Rev (Juvenile Justice) 5.250% 05/01/13	570,000	590,816
KS Devl. Finance Auth. (KS St. Project) Rev. - Prerefunded 5.000% 10/01/17	130,000	137,095
KS Devl. Finance Auth. (KS St. Projects) Rev. - Unrefunded 5.000% 10/01/17	120,000	124,723
*KS Devl. Finance Auth. Rev. (KS St. Projects) 5.000% 05/01/26	1,335,000	1,416,928
KS St Dev Fin Auth Rev State of KS Projects 5.000% 11/01/34	500,000	525,475
KS Devl. Finance Auth. Rev. (Dept. Admin.) 5.000% 11/01/25	250,000	269,168
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.250% 11/01/25	250,000	276,485
KS Devl. Finance Auth. Rev. (Athletic Facs. University of KS) 5.000% 06/01/33	250,000	255,998
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.000% 05/01/35	250,000	261,428
Lincoln Cnty., KS Public Bldg (Lincoln County Hosp) 5.000% 03/01/28	125,000	137,231
Manhattan, KS Sales Tax Rev. Downtown Redevelopment 5.250% 12/01/26	250,000	254,905
Manhattan, KS Spl Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	507,660
Topeka Pub. Bldg. Comm. Lease Rev. Social & Rehab Project 5.000% 06/01/22	255,000	282,716
		6,661,647
Prerefunded (0.8%)
KS St Dev Fin Auth Lease Rev (Dept of Admin Cap Rest) 5.375% 10/01/20	370,000	373,208

Transportation (6.2%)
Kansas Dept. Transportation Highway Rev. 5.000% 03/01/23	250,000	266,695
KS Devl. Finance Auth. Rev. (Road Revolving Fund) 4.625% 10/01/26	250,000	267,860
KS Turnpike Auth. Rev. 5.250% 09/01/21	500,000	527,465
KS Turnpike Auth. Rev. 5.000% 09/01/24	330,000	341,213
KS Turnpike Auth. Rev. 5.000% 09/01/25	750,000	773,205
Overland Park, KS Trans. Devl. Dist., Sales Tax Rev. Oak Park Mall 5.200% 04/01/20	500,000	524,080
Puerto Rico Highway Rev 4.950% 07/01/26	250,000	256,658
		2,957,176
Utilities (17.7%)
Burlington, KS PCR (Gas & Elec.) 5.300% 06/01/31	1,000,000	1,003,360
Burlington, KS PCR (Gas & Elec.) 4.850% 06/01/31	500,000	503,965
*KS Devl. Finance Auth. (Water Pollution Control) Rev. 5.250% 05/01/11	250,000	250,040
KS Devl. Finance Auth. (Water Pollution Control) Rev. 5.250% 11/01/22	1,000,000	1,053,300
KS Devl. Finance Auth. (Water Pollution Control) 5.000% 11/01/23	1,000,000	1,040,090
KS Devl. Finance Auth. Rev. (Water Pollution) 5.000% 11/01/28	250,000	260,015
Puerto Rico Electric Power Auth. Power Rev. 5.250% 07/01/26	750,000	789,555
Wamego, KS PCR (Kansas Gas & Electric Project) 5.300% 06/01/31	750,000	757,965
Wichita, KS Water & Sewer Util. Rev. 5.250% 10/01/18	1,465,000	1,579,446
Wichita, KS Water & Sewer Util. Rev. 5.000% 10/01/28	500,000	511,675
Wichita, KS Water & Sewer Rev. 5.000% 10/01/23	100,000	110,525
Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev. 5.000% 09/01/29	500,000	544,855
		8,404,791

TOTAL MUNICIPAL BONDS (COST: $44,605,858)		$46,055,802

SHORT-TERM SECURITIES (2.4%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.160% (COST: $1,114,434)	1,114,434	$1,114,434

TOTAL INVESTMENTS IN SECURITIES (COST: $45,720,292) (99.4%)		$47,170,236
OTHER ASSETS LESS LIABILITIES (0.6%)		294,426

NET ASSETS (100.0%)		$47,464,662

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
As of July 30, 2010, the Fund had one when-issued purchase:
$250,000 of Sedgwick & Shawnee Cntys Kans Single Family Rev Mtg, 4.650%; 06/01/28

The accompanying notes are an integral part of these financial statements.

KANSAS INSURED INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS July 30, 2010

	Principal Amount	Fair Value

MUNICIPAL BONDS (95.3%)

Education (2.5%)
Johnson Cty., KS Community College Student Commons & Parking 5.000% 11/15/19	$235,000	$246,947
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. 5.000% 07/01/19	255,000	262,714
		509,661
General Obligation (53.7%)
Butler Cnty., KS USD #402 5.250% 09/01/21	560,000	630,493
*Butler Cnty, KS USD #385 5.000% 09/01/18	500,000	571,455
Cowley Cnty., KS USD #470 4.750% 09/01/23	100,000	108,512
Cowley Cnty., KS USD #465 (Winfield) 5.250% 10/01/14	140,000	158,595
Crawford Cnty., KS School Distist 5.000% 09/01/20	300,000	345,024
Dickinson Cnty, KS USD #473 4.500% 09/01/22	215,000	237,409
Douglas Cnty, KS USD #491 Eudora Schools 5.500% 09/01/24	250,000	279,350
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.000% 09/01/23	375,000	411,394
Douglas County, KS USD #491 Eudora 4.000% 09/01/22	250,000	252,680
Ford Cnty., KS Sales Tax - Ser A 4.500% 09/01/24	500,000	531,705
Harvey Cty., KS USD #373 (Newton) 4.000% 09/01/18	250,000	266,767
Johnson Cty., KS USD #232 (Desoto) 5.000% 09/01/15	100,000	116,999
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	164,920
Junction City., KS Unlimited GO 4.500% 09/01/23	100,000	105,803
Junction City, KS Unlimited GO 3.000% 09/01/16	315,000	323,568
Leavenworth Cnty., KS USD #453 GO Improvement & Refunding 5.25% 03/01/24	200,000	223,560
Leavenworth Cnty., KS USD #453 4.750% 09/01/25	300,000	321,252
Leavenworth Cnty., KS USD #458 4.500% 09/01/28	250,000	256,005
Leoti, KS USD #467 5.000% 10/01/18	100,000	115,708
Miami Cnty KS USD #416 Louisberg Schools 4.000% 09/01/13	50,000	53,485
Montgomery County, KS USM #445 5.000% 04/01/21	100,000	105,349
Montgomery County, KS USD #446 4.000% 09/01/19	150,000	160,137
Morton Cty., KS USD #217 4.000% 09/01/10	100,000	100,005
Neosho County, KS USD #413 5.000% 09/01/20	345,000	370,737
Newton, KS Unlimited G.O. 5.000% 09/01/21	100,000	113,744
Olathe, Kansas General Obligation 10/01/19 4.000%	100,000	107,680
Park City, KS 5.100% 12/01/20	200,000	227,616
Park City, KS 5.500% 12/01/24	100,000	113,782
Puerto Rico Commonwealth Public Improvement 5.500% 07/01/21	500,000	541,115
Saline Cty., KS USD #305 (Salina) G.O. Ref. 5.500% 09/01/15	190,000	200,425
Sedgwick Cnty KS, USD #262 5.000% 09/01/24	250,000	273,818
Sedgwick Cty., KS UNI School Dist. #262 5.000% 09/01/18	100,000	117,907
Sedgwick Cty., KS USD #265 (Goddard) 4.250% 10/01/20	250,000	264,358
Sedgwick Cty., KS USD #265 (Goddard) 4.500% 10/01/26	250,000	266,213
Sedgwick Cty., KS USD #266 Maize School 5.250% 09/01/20	360,000	418,223
Seward County, KS Unlimited GO Hospital Ref & Impvt 3.250% 08/01/18	250,000	262,033
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. 5.000% 09/01/14	485,000	508,493
Wichita, KS GO 4.500% 09/01/22	150,000	161,979
Wichita, KS GO 4.750% 09/01/27	180,000	191,002
Wyandotte Cnty/Kansas Unified Gvt Unltd GO 5.000% 08/01/19	150,000	165,152
Wyandotte Cnty, KS. GO 5.00% 08/01/25	250,000	274,083
Wyandotte Cnty KS USD #203 4.250% 09/01/26	125,000	127,771
Wyandotte Cnty., KS USD #500 G.O. 5.250% 09/01/13	250,000	283,853
		10,830,159
Health Care (5.6%)
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. 5.750% 11/15/12	595,000	630,771
Manhattan, KS Hosp. Rev. Mercy Health Center 5.500% 08/15/20	500,000	506,565
		1,137,336
Housing (9.3%)
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. 6.400% 01/01/24	255,000	255,303
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. 5.000% 10/01/14	475,000	475,242
Mission, KS Multifamily Hsg. (Lamar Place) Rev. 5.180% 10/01/23	445,000	445,089
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. 5.250% 11/01/12	260,000	260,120
Sedgwick & Shawnee Cnty KS Single Family Rev 3.700% 06/01/19	100,000	100,116
Sedgwick & Shawnee Cnty KS Single Family Rev 3.700% 12/01/19	190,000	190,139
*Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. 5.250% 10/01/14	140,000	140,081
		1,866,090
Other Revenue (13.2%)
Dodge City, KS Sales Tax Rev 5.000% 06/01/21	310,000	346,971
Dodge City, KS Sales Tax Rev 4.400% 06/01/25	350,000	366,373
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	101,205
KS Devl Fin. Auth. Kansas Projects 5.250% 10/01/22	100,000	108,576
KS Devl. Finance Auth. (KS St. Project) Rev. - Prerefunded 5.000% 10/01/17	135,000	142,368
KS Devl. Finance Auth. (KS St. Projects) Rev. - Unrefunded 5.000% 10/01/17	115,000	119,526
KS Devl. Finance Auth. Rev. (KS St. Projects) 4.100% 05/01/19	250,000	266,970
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.250% 11/01/25	100,000	110,594
Lincoln Cnty., KS Public Bldg (Lincoln County Hosp) 5.000% 03/01/28	125,000	137,231
Neosho County, KS Sales Tax Rev 4.000% 10/01/23	500,000	511,540
Sumner Cnty., KS Sales Tax Rev. 5.000% 10/01/14	400,000	460,640
		2,671,994
Prerefunded (4.1%)
*Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) 5.250% 09/01/16	770,000	836,120

Transportation (1.4%)
KS Turnpike Auth. Rev. 5.000% 09/01/24	200,000	206,796
KS Turnpike Auth. Rev. 5.000% 09/01/25	75,000	77,320
		284,116
Utilities (5.5%)
Burlington, KS PCR (Gas & Elec.) 5.300% 06/01/31	190,000	190,638
Kansas City, KS Util. Syst. Ref. & Impvt. 6.300% 09/01/16	45,000	45,018
Puerto Rico Electric Rev. 5.250% 07/01/25	250,000	267,920
Topeka, KS Utilities Rev 4.250% 08/01/21	150,000	152,043
Wichita, KS Water & Sewer Rev. 5.000% 10/01/23	200,000	221,050
Wyandotte Cnty/Kansas City, KS Govt Utilitiy Sys Rev. 5.000% 09/01/24	200,000	225,244
		1,101,913

TOTAL MUNICIPAL BONDS (COST: $18,475,795)		$19,237,389

SHORT-TERM SECURITIES (3.5%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.160% (COST: $696,536)	696,536	$696,536

TOTAL INVESTMENTS IN SECURITIES (COST: $19,172,331) (98.8%)		$19,933,925
OTHER ASSETS LESS LIABILITIES (1.2%)		234,933

NET ASSETS (100.0%)		$20,168,858

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
As of July 30, 2010 the Fund had two when-issued purchases:
$190,000 of Sedgwick & Shawnee County, KS 3.700%; 12/01/19
$100,000 of Sedgwick & Shawnee County, KS 3.700%; 06/01/19

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS July 30, 2010

	Principal Amount	Fair Value

MUNICIPAL BONDS (95.2%)

Education (18.1%)
Metropolitan Community College South Omaha Bldg. Proj. 4.500% 03/01/26	$1,000,000	$1,028,490
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. 5.500% 04/01/27	1,000,000	1,008,310
University of NE Fac. Corp. Deferred Maintenance 5.000% 07/15/20	500,000	554,990
University NE, University Revs. Kearney Student Fees & Facs. 5.000% 07/01/35	600,000	621,900
Univ. of NE Board of Regents Student Facs. 5.00% 05/15/32	250,000	261,465
Univ. of NE Board of Regents (Heath & Rec. Proj.) 5.000% 05/15/33	600,000	630,780
University NE University Rev. Lincoln Student Fee 4.000% 07/01/24	250,000	258,138
University of NE Omaha Student Housing Project 4.500% 05/15/30	250,000	255,485
University of NE Omaha Student Housing Project 5.000% 05/15/35	275,000	288,981
Univ. of NE (U. of NE - Lincoln Student Fees) Rev. 5.125% 07/01/32	250,000	255,465
University of NE University Rev. Lincoln Student Facs. 5.000% 07/01/28	250,000	258,457
University of Puerto Rico 5.000% 06/01/17	650,000	677,911
		6,100,372
General Obligation (33.6%)
Dawson Cnty, NE SID #1 G.O. Ref (IBP, Inc. Proj.) 5.650% 02/01/22	700,000	624,890
*Dodge Cty., NE SD #001 (Fremont Public Schools) 5.500% 12/15/20	1,000,000	1,019,780
Douglas Cty., NE G.O. 4.750% 12/01/25	250,000	250,367
Douglas Cty., NE SID #397 (Linden Estates II) 5.600% 04/01/23	500,000	500,280
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O. 4.500% 12/15/23	250,000	253,335
Douglas Cty., NE SD #010 (Elkhorn Public Schools) 4.500% 12/15/26	500,000	509,355
Douglas County, NE School Dist. #59 4.550% 12/15/32	635,000	639,534
Douglas Cnty School Dist #59 Bennington Public Schools 4.000% 12/15/28	250,000	245,835
Hall Cty., NE School Dist. #2 Grand Island 5.000% 12/15/23	500,000	549,675
Knox County School Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	250,898
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) 5.250% 01/15/21	500,000	507,440
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O. 5.250% 01/15/22	500,000	524,845
Lancaster Cnty School Dist #160 Norris Schools 4.250% 12/15/25	400,000	404,484
Lincoln-Lancaster County Neb. Pub. Bldg. Lease Rev. 4.000% 10/15/30	100,000	100,073
Madison County School Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,642,196
Omaha, NE Various Purpose 5.000% 05/01/22	250,000	264,750
Omaha, NE Various Purpose 4.250% 10/15/26	500,000	521,285
Omaha, NE Unlimited GO 5.000% 10/15/25	250,000	281,158
Papillion, NE G.O. 4.350% 12/15/27	250,000	251,568
Sarpy Count School Dist.#27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	267,253
Puerto Rico Commonwealth Public Improvement 5.500% 07/01/21	500,000	541,115
Saunders Cty., NE G.O. 5.000% 11/01/30	250,000	251,122
Saunders Cty., NE G.O. 4.250% 12/15/21	515,000	521,654
Scotts Bluff Cnty NE Sch Dist #32 GO Building Bonds 4.300% 12/15/29	440,000	442,490
		11,365,382
Health Care (10.9%)
Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp.) 5.300% 12/15/18	250,000	250,455
Adams Cnty, NE Hosp Auth #1 Hosp Rev (Mary Lanning Memorial Hosp.) 5.250% 12/15/33	250,000	239,992
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. 5.250% 09/01/21	250,000	249,340
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center) 5.000% 11/15/16	250,000	275,635
Douglas Cty., NE (Catholic Health Corp.) Rev. 5.375% 11/15/15	160,000	160,205
Douglas County, NE Hosp. Methodist Health 5.500% 11/01/38	500,000	490,635
Douglas Cty, NE Hosp. Methodist Health 5.500% 11/01/38	250,000	254,918
*Lancaster Cty., NE Hosp. Auth. #1 (BryanLGH Medical Center Project) 4.750% 06/01/21	1,000,000	1,000,840
NE Invmt. Fin. Auth. (Great Plains Regional Medical Center) Rev. 5.450% 11/15/22	750,000	765,157
		3,687,177
Housing (2.6%)
Douglas County NE, Hosp. Auth. #1 Immanuel Oblig. Group 5.500% 01/01/30	250,000	252,378
NE Invmt. Finance Auth. Multifamily Hsg. Rev. 6.200% 06/01/28	135,000	135,013
Sarpy Cnty NE Hosp. Auth #1 Immanuel Oblig. Group 5.500% 01/01/30	500,000	501,090
		888,481
Other Revenue (3.8%)
*Omaha, NE (Riverfront Project) Special Obligation 5.500% 02/01/29	1,000,000	1,029,460
Puerto Rico Sales Tax Financing First Sub-SER A 5.000% 08/01/24	250,000	262,562
		1,292,022
Transportation (0.8%)
Puerto Rico Highway Rev 4.950% 07/01/26	250,000	256,657

Utilities (25.4%)
Cornhusker Public Power Dist. Electric Rev. 4.650% 07/01/29	250,000	254,350
Dawson Cty. Public Power Electric Sys. Rev. 4.750% 12/01/32	250,000	254,202
Fremont, NE Combined Utilities Rev. 5.000% 10/15/21	500,000	511,045
*Lincoln, NE Elec. Syst. Rev. 5.000% 09/01/21	1,000,000	1,044,210
Lincoln, NE San. Swr. Rev. 4.500% 6/15/29	250,000	255,328
Lincoln, NE Water Rev. 5.000% 08/15/22	575,000	595,579
Lincoln, NE Water Rev. 4.000% 08/15/25	250,000	260,705
Lincoln, NE Water Rev. 4.500% 08/15/34	250,000	255,953
Municipal Energy Agy of NE Power Supply Rev. 5.125% 04/01/24	195,000	214,978
Omaha, NE Metropolitan Utility Water Dist. Rev 4.375% 12/01/26	400,000	413,200
Omaha Public Power Electric Rev. 5.250% 02/01/23	250,000	278,993
Omaha, NE Public Power Electric Rev. 5.000% 02/01/34	1,000,000	1,022,700
Omaha, NE Public Power Dist. Elec. Syst. Rev. 6.200% 02/01/17	650,000	782,015
Omaha, NE Public Power Dist. (Electric Rev) 4.750% 02/01/25	250,000	266,410
Omaha, NE Public Power Dist. (Electric Rev) 4.300% 02/01/31	100,000	97,731
Public Power Generation Agy Whelan Energy Rev 5.000% 01/01/32	500,000	508,415
Public Power Generation Agy. Whelan Energy Center 5.000% 01/01/27	250,000	262,837
Puerto Rico Electric Rev. 5.250% 07/01/25	250,000	267,920
Southern Public Power Dist. 5.00% 12/15/23	250,000	271,992
Washington Cnty NE Wastewater Facs Rev (Cargill Project) 4.850% 04/01/35	800,000	774,592
		8,593,155

TOTAL MUNICIPAL BONDS (COST: $31,442,877)		$32,183,246

SHORT-TERM SECURITIES (3.8%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.160% (COST: $1,285,539)	1,285,539	$1,285,539

TOTAL INVESTMENTS IN SECURITIES (COST: $32,728,416) (99.0%)		$33,468,785
OTHER ASSETS LESS LIABILITIES (1.0%)		347,052

NET ASSETS (100.0%)		$33,815,837

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. There were no when-issued purchases for the Fund as of July 30, 2010.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS July 30, 2010

	Principal Amount	Fair Value

MUNICIPAL BONDS (96.1%)

Education (33.7%)
Claremore, OK Student Hsg. Rev. (Rogers University) 5.750% 09/01/34	$500,000	$451,735
Edmond Economic Dev. Auth., OK Student Housing Rev. 5.375% 12/01/19	200,000	200,410
Edmond Economic Dev. Auth., OK Student Housing Rev. 5.500% 12/01/28	865,000	787,954
McClain Cnty, OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	585,000	614,624
OK Board of Regents for OK ST Univ Rev 4.375% 08/01/35	200,000	196,270
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. 5.100% 03/01/16	140,000	140,073
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. 5.150% 03/01/21	100,000	100,038
OK Board of Regents (Univ. of Central OK) 5.600% 08/01/20	150,000	153,017
OK Board of Regents (Univ. of Central OK) 5.700% 08/01/25	390,000	397,823
OK Devl. Finance Auth Lease Rev Master St Higher Ed 4.400% 12/1/29	250,000	252,145
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) 4.900% 12/01/22	200,000	207,538
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) 4.500% 06/01/26	250,000	262,093
OK Devl. Finance Auth. (Seminole State College) 5.125% 12/01/27	150,000	155,586
OK Devl. Finance Auth. (Langston Univ. Stadium) 5.000% 07/01/27	250,000	259,948
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. 5.000% 07/01/22	500,000	534,340
OK Capital Impvt. Auth. (Higher Ed. Project) 5.000% 07/01/24	250,000	264,253
*OK Capital Impvt. Auth. (Higher Ed. Project) Rev. 5.000% 07/01/30	1,000,000	1,035,480
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj Ser A 5.625% 12/01/20	140,000	133,256
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj Ser A 5.700% 12/01/25	220,000	197,921
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj 5.750% 12/01/30	250,000	214,255
Rural Enterprises, OK Inc. Student Hsg. (Connors College) 5.550% 11/01/21	250,000	232,300
Rural Enterprises, OK Inc. Student Hsg. (Connors College) 5.650% 11/01/31	375,000	321,596
Rural Enterprises, OK Inc. USAOF Student Housing 5.550% 11/01/21	250,000	234,010
Rural Enterprises, OK Inc. USAOF Student Housing 5.650% 11/01/31	250,000	223,823
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) 5.250% 11/01/23	250,000	210,475
University of OK Board of Regents (Research Fac.) Rev. 4.800% 03/01/28	670,000	686,355
University of OK Board of Regents (Multi Facs.) Rev. 4.750% 06/01/29	250,000	255,283
OK Board of Regents (Univ. of OK) 4.125% 07/01/26	250,000	255,580
Board of Regents (OK Univ. Science Center) 5.000% 07/01/36	1,000,000	1,045,900
University of OK Board of Regents Student Hsg. Rev. 5.000% 11/01/27	1,000,000	1,017,280
University of OK Student Hsg. (Cameron Univ.) Rev. 5.500% 07/01/23	250,000	269,857
University of Puerto Rico 5.000% 06/01/17	650,000	677,911
		11,989,129
General Obligation (2.4%)
Oklahoma City, OK 4.250% 03/01/22	110,000	115,082
Tulsa, OK General Obligation 4.500% 03/01/23	700,000	738,899
		853,981
Health Care (4.1%)
Norman, OK (Regl. Hospital) Auth. 5.250% 09/01/16	180,000	182,059
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded 5.750% 02/15/25	125,000	125,015
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded 6.000% 02/15/29	100,000	100,004
OK Devl. Finance Auth. (St. John Health Syst.) 5.750% 02/15/25	50,000	50,012
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. 5.000% 12/01/28	500,000	489,000
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) 5.000% 11/01/21	250,000	260,172
Tulsa County Ind. Auth. Health Fac. 4.600% 02/01/35	250,000	251,530
		1,457,792
Housing (5.1%)
OK Housing Finance Agency Single Family Homeownership 5.250% 09/01/21	60,000	60,168
OK Housing Finance Agency Single Family Homeownership 5.850% 09/01/20	10,000	10,039
*Oklahoma Housing Finance 5.050% 09/01/23	775,000	780,254
Oklahoma Housing Finance 5.150% 09/01/29	390,000	388,678
Oklahoma Housing Finance 5.200% 09/01/32	390,000	385,983
Oklahoma Housing Fin. Agy. Single Family Mtg. Rev 5.100% 03/01/17	85,000	87,315
Oklahoma Housing Fin. Agy. Single Family Mtg. Rev. 5.100% 09/01/17	85,000	87,432
		1,799,869
Other Revenue (17.8%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	275,489
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	249,765
Durant, OK Community Fac. Auth. Sales Tax Rev. 5.500% 11/01/19	250,000	270,220
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. 4.500% 04/01/18	250,000	252,613
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) 5.500% 10/01/19	250,000	280,830
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A 5.600% 03/01/15	280,000	281,856
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement 5.100% 06/01/27	120,000	123,071
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) 4.600% 04/01/22	250,000	258,400
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) 4.650% 04/01/23	250,000	257,445
OK Capital Impvt. Auth. (Supreme Court Proj.) 4.500% 07/01/26	500,000	517,015
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) 4.375% 07/01/22	100,000	105,903
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) 4.375% 07/01/23	100,000	105,019
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) 4.500% 07/01/24	200,000	211,478
OK State Student Loan Auth. 6.350% 09/01/25	280,000	303,610
*OK State Student Loan Auth. 5.625% 06/01/31	685,000	686,151
OK State Student Loan Auth. 5.300% 12/01/32	425,000	398,369
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	250,000	252,650
Rogers Cnty Okla Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	497,600
Tulsa Cty, OK Indl. Auth. Recreation Facs. 4.700% 09/01/24	500,000	510,255
Tulsa Oklahoma Pub. Facs. Auth. 4.75% 11/15/37	500,000	482,695
		6,320,434
Prerefunded (0.0%)
OK Transportation Auth. Turnpike Sys. Rev. - Prerefunded 5.000% 01/01/21	10,000	10,664

Transportation (5.5%)
Oklahoma City Airport Trust Jr. Lien Refunding Series B. 5.000% 07/01/19	250,000	276,520
Oklahoma City Airport Trust Jr. Lien Refunding Series B 5.000% 07/01/21	250,000	273,725
OK Capital Impvt. Auth. (State Highway) Rev. 5.000% 06/01/14	250,000	283,545
OK Transportation Auth. Turnpike Sys. Rev. - Unrefunded 5.000% 01/01/21	90,000	93,005
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	130,960
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	130,960
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	500,785
Tulsa, OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	251,410
		1,940,910
Utilities (27.5%)
*Drumright, OK Utility Sys. Rev. 4.750% 02/01/36	950,000	947,900
Edmond, OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	162,345
Edmond, OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	262,730
Edmond, OK Pub Wks Auth Sales Tax & Util Sys Rev 4.750% 07/01/23	200,000	208,114
Jenks Aquarium Auth. Rev. 5.250% 07/01/29	500,000	520,015
McAlester, OK Public Works Auth. 5.100% 02/01/30	100,000	103,413
Midwest City, OK Capital Impvt. 5.375% 09/01/24	500,000	514,385
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. 5.000% 07/01/29	425,000	443,024
Oklahoma City, OK Water Utility Rev. 5.000% 07/01/34	250,000	256,445
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. 4.000% 07/01/34	250,000	241,483
*OK Municipal Power Auth. Rev. 5.750% 01/01/24	2,230,000	2,552,012
*OK Municipal Power Auth. Power Supply Rev. 4.500% 01/01/47	600,000	569,142
*OK State Water (Loan Program) Rev. 5.100% 09/01/16	40,000	40,020
Okmulgee Public Works Auth. Capital Improvement Rev. 5.125% 08/01/30	750,000	793,680
Okmulgee Public Works Auth. Capital Improvement Rev. 4.800% 10/01/27	500,000	530,775
Puerto Rico Electric Power Auth. Power Rev. 5.25% 07/01/26	500,000	526,370
Sallisaw, OK Mun Auth Util Sys Rev Ref 4.450% 01/01/28	100,000	99,374
Sapulpa Municipal Authority Utility Rev. 5.125% 01/01/32	250,000	254,222
Tulsa Metropolitan Util. Auth. Utility Revs 4.2500% 05/01/26	100,000	102,937
Tulsa Metropolitan Util. Auth. Utility Revs 4.5000% 05/01/27	610,000	629,788
		9,758,174

TOTAL MUNICIPAL BONDS (COST: $33,669,376)		$34,130,953

SHORT-TERM SECURITIES (2.9%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.160% (COST: $1,026,278)	1,026,278	$1,026,278

TOTAL INVESTMENTS IN SECURITIES (COST: $34,695,654) (99.0%)		$35,157,231
OTHER ASSETS LESS LIABILITIES (1.0%)		348,416

NET ASSETS (100.0%)		$35,505,647

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. There were no when-issued purchases for the Fund as of July 30, 2010.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS July 30, 2010

	Principal Amount	Fair Value

MUNICIPAL BONDS (95.2%)

Education (13.4%)
Maine Educational Loan Auth. Student Loan Rev. 5.875% 12/01/39	$250,000	$275,327
Maine Educational Loan Auth. 4.450% 12/01/25	100,000	100,047
Maine Health & Higher Educ. Facs. Ser A-Bowdoin College 5.125% 07/01/39	465,000	490,714
Maine Health & Higher Edl. Facs. Auth. Rev. 5.000% 07/01/32	30,000	30,442
Maine Health & Higher Edl Facsauth Rev Unrefunded Bal 5.000% 07/01/23	135,000	146,110
University of Maine System Rev. 4.625% 03/01/29	100,000	100,493
University of Maine System Rev. 4.750% 03/01/37	550,000	558,184
University of Puerto Rico 5.000% 06/01/17	500,000	521,470
		2,222,787
General Obligation (28.7%)
Bangor, ME 4.000% 09/01/24	155,000	163,550
Brewer, ME GO 4.600% 11/01/17	210,000	218,910
Freeport, ME GO 7.250% 09/01/10	20,000	20,119
Gorham, ME Unlimited Tax G.O. 4.300% 02/01/23	155,000	165,391
Gorham, ME Unlimited Tax G.O. 4.350% 02/01/24	155,000	165,134
Gray, ME Unlimited GO 4.000% 10/15/26	280,000	294,062
Gray, ME Unlimited GO 4.000% 10/15/27	280,000	291,357
Lewiston, ME G.O. 5.000% 04/01/22	500,000	532,085
Lewiston, ME G.O. 5.000% 04/01/24	250,000	266,432
Lewiston, ME G.O. 4.500% 01/15/25	200,000	209,192
Maine State (Highway) 5.000% 06/15/11	200,000	208,154
Portland, ME 4.250% 05/01/29	250,000	259,047
City of Portland, ME 4.125% 10/01/29	100,000	101,766
Saco, ME G.O. 4.000% 04/01/28	100,000	100,339
Scarborough, ME G.O. 4.400% 11/01/31	250,000	253,250
Scarborough, ME G.O. 4.400% 11/01/32	480,000	484,848
Maine School Adminstrative Dist # 51 General Obligation 4.250% 10/15/29	250,000	258,137
Westbrook, ME G.O. 4.250% 10/15/20	180,000	190,649
*Yarmouth, ME 5.000% 11/15/19	500,000	537,080
		4,719,502
Health Care (14.1%)
Maine Health & Higher Educ. Facs. Auth. 6.000% 10/01/13	195,000	220,262
Maine Health & Higher Educ. Facs. Rev. 5.000% 07/01/22	250,000	272,240
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) 5.000% 07/01/25	340,000	356,599
*Maine Health & Higher Ed. Facs. Auth. Rev 5.000% 07/01/39	510,000	516,232
Maine Health & Higher Ed Fac Auth Rev 5.000% 07/01/20	250,000	285,138
Maine Health & Higher Ed Fac Auth Rev 5.000% 07/01/40	250,000	252,148
Maine Health & Higher Educ. Facs. Rev. 4.500% 07/01/31	200,000	197,494
Maine Health & Higher Educ. Facs. Rev 5.250% 07/01/23	200,000	222,022
		2,322,135
Housing (3.7%)
Guam Hsg. Corp. Single Family Mtg. 5.750% 09/01/31	10,000	10,470
Maine State Hsg. Auth. 5.000% 11/15/29	350,000	357,207
Maine State Hsg. Auth. 4.700% 11/15/27	250,000	248,435
		616,112
Other Revenue (7.8%)
Maine Governmental Facs. Auth Lease Rent Rev. 5.000% 10/01/23	125,000	131,493
Maine Municipal Bond Bank (Sewer & Water) Rev. 4.900% 11/01/24	100,000	105,817
*Puerto Rico Public Finance Corp. Commonwealth Appropriations 5.375% 06/01/18	710,000	840,335
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. 5.000% 08/01/26	200,000	203,630
		1,281,275
Transportation (15.8%)
*Maine Municipal Bond Bank Transportation Infrastructure Rev 5.000% 09/01/24	1,000,000	1,118,380
Maine State Turnpike Auth. 5.000% 07/01/33	450,000	458,960
Maine ST. Turnpike Auth. Rev. 5.125% 07/01/30	500,000	513,780
Portland, ME Airport Rev 5.000% 07/01/32	500,000	506,145
		2,597,265
Utilities (11.7%)
Kennebunk, ME Power & Light Dist. 5.000% 08/01/22	500,000	544,915
Portland, ME Water District Rev 4.250% 11/01/27	500,000	512,040
Puerto Rico Elec. Power Auth. Power Rev. 5.000% 07/01/23	100,000	102,309
Puerto Rico Electric Power Auth. Power Rev. 5.250% 07/01/26	250,000	263,185
Virgin Islands Water & Power Auth. Elec. Syst. Rev. 5.300% 07/01/21	500,000	500,725
		1,923,174

TOTAL MUNICIPAL BONDS (COST: $15,106,786)		$15,682,250

SHORT-TERM SECURITIES (2.8%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.160% (COST: $458,440)	458,440	$458,440

TOTAL INVESTMENTS IN SECURITIES (COST: $15,565,226) (98.0%)		$16,140,690
OTHER ASSETS LESS LIABILITIES (2.0%)		326,051

NET ASSETS (100.0%)		$16,466,741

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. There were no when-issued purchases for the Fund as of July 30, 2010.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS July 30, 2010

	Principal Amount	Fair Value

MUNICIPAL BONDS (96.9%)

Education (6.6%)
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) 5.500% 07/01/13	$95,000	$100,693
University of Puerto Rico 5.000% 06/01/17	150,000	156,441
		257,134
General Obligation (47.0%)
Concord, NH G.O. 4.600% 10/15/14	100,000	105,045
*Derry, NH 4.800% 02/01/18	115,000	118,720
Gorham, NH G.O. 4.850% 04/01/14	65,000	65,472
*Hampton, NH G.O. 4.000% 12/15/20	200,000	207,388
Hillsborough, NH G.O. 4.000% 11/01/20	100,000	105,655
Hillsborough, NH G.O. 4.000% 11/01/21	100,000	104,749
Merrimack Cty., NH G.O. 4.250% 12/01/19	100,000	111,279
Merrimack Cty., NH G.O. 4.500% 12/01/27	100,000	105,795
New Hampshire Muni Bond Bank 2009 Series D 4.000% 07/15/25	175,000	185,052
*New Hampshire State Capital Improvement G.O. 5.000% 04/15/13	150,000	166,449
New Hampshire State Capital Improvement G.O. 4.750% 03/01/27	100,000	107,926
Portsmouth, NH G.O. 4.000% 08/01/19	100,000	106,962
*Rochester, NH G.O. 4.750% 07/15/20	300,000	322,563
		1,813,055
Health Care (16.4%)
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.200% 10/01/11	60,000	62,588
*New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.500% 10/01/15	120,000	125,126
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.625% 10/01/16	20,000	20,883
New Hampshire Health & Ed. Conway Hosp. 5.250% 06/01/16	100,000	104,243
New Hampshire Health & Ed. Facs. Auth Rev. Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	103,496
NH Health & Educ. Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	118,536
New Hampshire Health & Educ Concord Hosp. 5.875% 10/01/16	100,000	100,096
		634,968
Housing (9.3%)
Guam Hsg. Corp. Single Family Mtg. 5.750% 09/01/31	10,000	10,470
New Hampshire State Hsg. Single Fam. Rev. 4.90% 07/01/25	100,000	98,880
New Hampshire State Hsg. Finance Auth. Single Family Mtg. Rev. 5.350% 07/01/40	100,000	98,528
New Hampshire State Hsg Finance Auth. Single Family Mtg. Rev. 4.625% 07/01/25	150,000	149,801
		357,679
Other Revenue (4.1%)
Puerto Rico Sales Tax Financing First Sub-SER A 5.000% 08/01/24	150,000	157,538

Transportation (2.7%)
Puerto Rico Highway Rev 4.950% 07/01/26	100,000	102,663

Utilities (10.8%)
Manchester, NH Water Rev. 5.000% 12/01/28	100,000	103,478
*Manchester, NH Water Works Rev. 5.000% 12/01/34	250,000	257,198
Puerto Rico Elec. Power Auth. Power Rev. 5.000% 07/01/23	55,000	56,270
		416,946

TOTAL MUNICIPAL BONDS (COST: $3,593,040)		$3,739,983

SHORT-TERM SECURITIES (2.4%)	Shares
Wells Fargo Advantage National Tax-Free Money Market 0.160% (Cost: $91,406)	91,406	$91,406

TOTAL INVESTMENTS IN SECURITIES (COST: $3,684,446) (99.3%)		$3,831,389
OTHER ASSETS MINUS LIABILITIES (0.7%)		27,076

NET ASSETS (100.0%)		$3,858,465

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases. There were no when-issued purchases for the Fund as of July 30, 2010.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 30, 2010

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund
ASSETS
Investments in securities, at cost	$45,720,292	$19,172,331	$32,728,416

Investments in securities, at fair value	$47,170,236	$19,933,925	$33,468,785
Cash	0	298,389	10,197
Accrued dividends receivable	116	70	148
Accrued interest receivable	683,078	294,877	378,043
Prepaid expenses	1,010	1,215	1,984
Receivable due from broker	0	104	0
Receivable for Fund shares sold	30,105	0	0
Total assets	$47,884,545	$20,528,580	$33,859,157

LIABILITIES
Accrued expenses	$24,633	$10,817	$17,168
Disbursements in excess of demand deposit cash	49,451	0	0
Payable for Fund shares redeemed	59,602	44,930	200
Payable to affiliates	36,197	13,975	25,952
Securities purchases payable	250,000	290,000	0
Total liabilities	$419,883	$359,722	$43,320

NET ASSETS	$47,464,662	$20,168,858	$33,815,837

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$52,691,879	$20,466,859	$35,485,873
Accumulated net realized gain (loss) on investments	(6,679,586)	(1,060,301)	(2,416,433)
Accumulated undistributed net investment income (loss)	2,425	706	6,028
Unrealized appreciation (depreciation) on investments	1,449,944	761,594	740,369

NET ASSETS	$47,464,662	$20,168,858	$33,815,837

Shares outstanding	4,437,553	1,786,335	3,308,270
Net asset value per share	$10.70	$11.29	$10.22
Public offering price (sales charge of 4.25%, 2.75%, and 4.25%, respectively)	$11.17	$11.61	$10.67

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities July 30, 2010

	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
ASSETS
Investments in securities, at cost	$34,695,654	$15,565,226	$3,684,446

Investments in securities, at fair value	$35,157,231	$16,140,690	$3,831,389
Cash	0	183,271	0
Accrued dividends receivable	86	29	11
Accrued interest receivable	407,779	160,326	37,758
Prepaid expenses	800	1,597	945
Receivable for Fund shares sold	55,000	3,343	0
Total assets	$35,620,896	$16,489,256	$3,870,103

LIABILITIES
Accrued expenses	$18,016	$9,313	$3,407
Disbursements in excess of demand deposit cash	50,818	0	4,843
Payable for Fund shares redeemed	16,415	0	0
Payable to affiliates	30,000	13,202	3,388
Total liabilities	$115,249	$22,515	$11,638

NET ASSETS	$35,505,647	$16,466,741	$3,858,465

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$37,409,525	$16,244,768	$3,840,299
Accumulated net realized gain (loss) on investments	(2,367,589)	(370,474)	(131,167)
Accumulated undistributed net investment income (loss)	2,134	16,983	2,390
Unrealized appreciation (depreciation) on investments	461,577	575,464	146,943

NET ASSETS	$35,505,647	$16,466,741	$3,858,465

Shares outstanding	3,171,921	1,517,274	359,620
Net asset value per share	$11.19	$10.85	$10.73
Public offering price (sales charge of 4.25%, 4.25%, and 4.25%, respectively)	$11.69	$11.33	$11.21

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 30, 2010

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund
INVESTMENT INCOME
Interest	$2,206,545	$752,741	$1,395,869
Dividends	1,453	817	1,809
Total investment income	$2,207,998	$753,558	$1,397,678

EXPENSES
Investment advisory fees	$237,335	$92,280	$155,686
Distribution (12b-1) fees	118,668	0	77,844
Transfer agent fees	94,934	36,912	62,275
Accounting service fees	47,734	33,228	39,569
Administrative service fees	59,334	24,164	38,922
Professional fees	15,517	6,630	10,447
Reports to shareholders	4,417	1,680	2,200
License, fees, and registrations	1,861	4,011	4,084
Audit fees	15,500	6,437	10,889
Trustees' fees	5,968	2,951	4,382
Transfer agent out-of-pockets	3,656	745	1,540
Custodian fees	8,269	4,486	5,950
Legal fees	13,480	5,686	9,028
Insurance expense	3,829	1,331	2,331
Total expenses	$630,502	$220,541	$425,147
Less expenses waived or reimbursed	(122,604)	(82,120)	(91,978)
Total net expenses	$507,898	$138,421	$333,169

NET INVESTMENT INCOME (LOSS)	$1,700,100	$615,137	$1,064,509

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$110,059	$3,888	$67,314
Net change in unrealized appreciation (depreciation) of investments	998,940	320,294	577,824
Net realized and unrealized gain (loss) on investments	$1,108,999	$324,182	$645,138

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,809,099	$939,319	$1,709,647

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the year ended July 30, 2010

	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INVESTMENT INCOME
Interest	$1,581,018	$692,802	$162,889
Dividends	1,704	610	190
Total investment income	$1,582,722	$693,412	$163,079

EXPENSES
Investment advisory fees	$169,159	$80,638	$19,487
Distribution (12b-1) fees	84,580	40,319	9,743
Transfer agent fees	67,664	32,255	15,907
Accounting service fees	40,916	32,064	25,949
Administrative service fees	42,290	22,222	14,417
Professional fees	11,134	6,074	2,447
Reports to shareholders	1,914	1,496	722
License, fees, and registrations	3,120	2,197	1,380
Audit fees	11,580	5,330	1,264
Trustees' fees	4,695	2,674	1,298
Transfer agent out-of-pockets	538	1,120	245
Custodian fees	6,219	4,028	1,820
Legal fees	9,145	4,634	1,114
Insurance expense	3,011	1,192	317
Total expenses	$455,965	$236,243	$96,110
Less expenses waived or reimbursed	(93,964)	(63,678)	(54,409)
Total net expenses	$362,001	$172,565	$41,701

NET INVESTMENT INCOME (LOSS)	$1,220,721	$520,847	$121,378

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$21,935	$92,757	$16,499
Net change in unrealized appreciation (depreciation) of investments	1,243,220	240,960	67,026
Net realized and unrealized gain (loss) on investments	$1,265,155	$333,717	$83,525

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,485,876	$854,564	$204,903

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 30, 2010

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,700,100	$615,137	$1,064,509
Net realized gain (loss) from investment transactions	110,059	3,888	67,314
Net change in unrealized appreciation (depreciation) on investments	998,940	320,294	577,824
Net increase (decrease) in net assets resulting from operations	$2,809,099	$939,319	$1,709,647

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,699,205)	$(614,747)	$(1,062,328)
Net realized gain on investments	0	0	0
Total distributions	$(1,699,205)	$(614,747)	$(1,062,328)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,179,635	$5,754,448	$6,085,612
Proceeds from reinvested dividends	1,196,495	512,539	800,241
Cost of shares redeemed	(4,386,168)	(2,602,240)	(2,630,457)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,010,038)	$3,664,747	$4,255,396

TOTAL INCREASE (DECREASE) IN NET ASSETS	$99,856	$3,989,319	$4,902,715
NET ASSETS, BEGINNING OF PERIOD	$47,364,806	$16,179,539	$28,913,122
NET ASSETS, END OF PERIOD	$47,464,662	$20,168,858	$33,815,837

Accumulated undistributed net investment income	$2,425	$706	$6,028

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 30, 2010

	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,220,721	$520,847	$121,378
Net realized gain (loss) from investment transactions	21,935	92,757	16,499
Net change in unrealized appreciation (depreciation) on investments	1,243,220	240,960	67,026
Net increase (decrease) in net assets resulting from operations	$2,485,876	$854,564	$204,903

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,220,212)	$(517,419)	$(119,828)
Net realized gain on investments	0	0	0
Total distributions	$(1,220,212)	$(517,419)	$(119,828)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$7,052,634	$1,952,969	$396,099
Proceeds from reinvested dividends	746,580	345,699	62,935
Cost of shares redeemed	(5,578,407)	(1,581,923)	(501,887)
Net increase (decrease) in net assets resulting from capital share transactions	$2,220,807	$716,745	$(42,853)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$3,486,471	$1,053,890	$42,222
NET ASSETS, BEGINNING OF PERIOD	$32,019,176	$15,412,851	$3,816,243
NET ASSETS, END OF PERIOD	$35,505,647	$16,466,741	$3,858,465

Accumulated undistributed net investment income	$2,134	$16,983	$2,390

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2009

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,815,715	$514,982	$1,052,749
Net realized gain (loss) from investment transactions	172,956	14,823	17,216
Net change in unrealized appreciation (depreciation) on investments	(197,097)	200,646	(79,241)
Net increase (decrease) in net assets resulting from operations	$1,791,574	$730,451	$990,724

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,814,848)	$(514,404)	$(1,048,177)
Net realized gain on investments	0	0	0
Total distributions	$(1,814,848)	$(514,404)	$(1,048,177)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,473,521	$6,917,416	$3,005,898
Proceeds from reinvested dividends	1,206,706	381,344	728,780
Cost of shares redeemed	(4,878,949)	(3,695,403)	(1,993,266)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,198,722)	$3,603,357	$1,741,412

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,221,996)	$3,819,404	$1,683,959
NET ASSETS, BEGINNING OF PERIOD	$48,586,802	$12,360,135	$27,229,163
NET ASSETS, END OF PERIOD	$47,364,806	$16,179,539	$28,913,122

Accumulated undistributed net investment income	$2,312	$782	$35,172

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2009

	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,446,145	$504,793	$106,083
Net realized gain (loss) from investment transactions	(254,833)	199,698	0
Net change in unrealized appreciation (depreciation) on investments	19,774	41,579	63,745
Net increase (decrease) in net assets resulting from operations	$1,211,086	$746,070	$169,828

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,444,737)	$(499,720)	$(104,834)
Net realized gain on investments	0	0	0
Total distributions	$(1,444,737)	$(499,720)	$(104,834)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,178,842	$1,234,481	$283,154
Proceeds from reinvested dividends	920,824	302,836	51,823
Cost of shares redeemed	(12,872,462)	(2,250,581)	(264,627)
Net increase (decrease) in net assets resulting from capital share transactions	$(9,772,796)	$(713,264)	$70,350

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(10,006,447)	$(466,914)	$135,344
NET ASSETS, BEGINNING OF PERIOD	$42,025,623	$15,879,765	$3,680,899
NET ASSETS, END OF PERIOD	$32,019,176	$15,412,851	$3,816,243

Accumulated undistributed net investment income	$1,984	$15,028	$1,237

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1: Organization

Integrity Managed Portfolios (the "Trust") is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the "Funds").

The Kansas Municipal Fund ("KS Muni Fund"), Kansas Insured Intermediate Fund ("KS Insured Fund"), Nebraska Municipal Fund ("NE Muni Fund"), Oklahoma Municipal Fund ("OK Muni Fund"), Maine Municipal Fund ("ME Muni Fund"), and New Hampshire Municipal Fund ("NH Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax (interest and dividend tax with respect to New Hampshire) and is consistent with preservation of capital.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS"). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 3 for further disclosures related to the inputs used to value the Funds' investments as of July 30, 2010.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more (excluding KS Insured Fund), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 30, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2006.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized over the lives of the respective securities.

Security Transactions, Investment Income, Expenses and Distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common Expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Reporting period end date—For financial reporting purposes, the last day of the reporting period will be the last business day of the month.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of July 30, 2010:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Short-Term Securities	$1,114,434	$0	$0	$1,114,434
	Municipal Bonds*	0	46,055,802	0	46,055,802
	Total	$1,114,434	$46,055,802	$0	$47,170,236

KS Insured Fund	Short-Term Securities	$696,536	$0	$0	$696,536
	Municipal Bonds*	0	19,237,389	0	19,237,389
	Total	$696,536	$19,237,389	$0	$19,933,925

NE Muni Fund	Short-Term Securities	$1,285,539	$0	$0	$1,285,539
	Municipal Bonds*	0	32,183,246	0	32,183,246
	Total	$1,285,539	$32,183,246	$0	$33,468,785

OK Muni Fund	Short-Term Securities	$1,026,278	$0	$0	$1,026,278
	Municipal Bonds*	0	34,130,953	0	34,130,953
	Total	$1,026,278	$34,130,953	$0	$35,157,231

ME Muni Fund	Short-Term Securities	$458,440	$0	$0	$458,440
	Municipal Bonds*	0	15,682,250	0	15,682,250
	Total	$458,440	$15,682,250	$0	$16,140,690

NH Muni Fund	Short-Term Securities	$91,406	$0	$0	$91,406
	Municipal Bonds*	0	3,739,983	0	3,739,983
	Total	$91,406	$3,739,983	$0	$3,831,389

* See schedule of investments to view Municipal Bonds segregated by type of obligation.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended July 30, 2010, were as follows:

	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Purchases	$7,115,946	$7,302,956	$10,599,372	$4,808,311	$6,762,978	$824,494
Sales	$7,855,000	$3,978,806	$5,634,126	$3,029,426	$5,946,914	$787,323

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Year Ended 7/30/10:	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Shares sold	204,761	515,113	599,878	640,454	181,276	37,412
Reinvestment of dividends	112,613	45,879	78,905	67,697	32,144	5,922
Shares redeemed	(412,335)	(233,306)	(258,912)	(507,437)	(146,822)	(47,304)
Net increase (decrease)	(94,961)	327,686	419,871	200,714	66,598	(3,970)
Shares outstanding	4,437,553	1,786,335	3,308,270	3,171,921	1,517,274	359,620

	KS Muni	KS Insured	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/31/09:	Fund	Fund	Fund	Fund	Fund	Fund
Shares sold	241,562	631,527	303,135	208,121	117,082	27,565
Reinvestment of dividends	118,228	34,927	74,481	88,660	29,104	5,048
Shares redeemed	(480,924)	(337,735)	(205,193)	(1,235,502)	(217,108)	(25,530)
Net increase (decrease)	(121,134)	328,719	172,423	(938,721)	(70,922)	7,083
Shares outstanding	4,532,514	1,458,649	2,888,399	2,971,207	1,450,676	363,590

NOTE 6: Income Tax Information

At July 30, 2010, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Cost	Appreciation	Depreciation	Net*
KS Muni Fund	$45,717,867	$1,480,061	$(27,692)	$1,452,369
KS Insured Fund	$19,171,625	$767,315	$(5,015)	$762,300
NE Muni Fund	$32,722,388	$867,740	$(121,343)	$746,397
OK Muni Fund	$34,693,520	$874,385	$(410,674)	$463,711
ME Muni Fund	$15,548,243	$612,334	$(19,887)	$592,447
NH Muni Fund	$3,682,056	$151,002	$(1,669)	$149,333

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Tax-exempt income distributions paid or accrued were as follows:

	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Year Ended 7/30/10	$1,699,205	$614,747	$1,062,328	$1,220,212	$517,419	$119,828
Year Ended 7/31/09	$1,814,848	$514,404	$1,048,177	$1,444,737	$499,720	$104,834

As of July 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Unrealized Appreciation /(Depreciation)	Total Accumulated Earnings/(Deficit)*
KS Muni Fund	$(6,679,586)	$1,452,369	$(5,227,217)
KS Insured Fund	$(1,057,361)	$762,300	$(295,061)
NE Muni Fund	$(2,416,433)	$746,397	$(1,670,036)
OK Muni Fund	$(2,367,589)	$463,711	$(1,903,878)
ME Muni Fund	$(370,474)	$592,447	$221,973
NH Muni Fund	$(131,167)	$149,333	$18,166

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount and capital loss deferral due to post-October losses.

Capital loss carryforwards may be used to offset future capital gains. The capital loss carryforwards amounts will expire in each of the years ended July 31 as shown in the following table.

Year	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
2011	1,970,032	209,757	713,949	412,304	-	-
2012	1,399,598	303,542	579,276	547,833	-	-
2013	2,680,173	544,062	1,123,208	1,147,143	370,474	130,639
2014	388,935	-	-	-	-	-
2015	240,848	-	-	-	-	-
2016	-	-	-	-	-	528
2018	-	-	-	260,309	-	-
Total	$6,679,586	$1,057,361	$2,416,433	$2,367,589	$370,474	$131,167

	For the year ended July 30, 2010, permanent reclassifications to reflect tax character were made as follows*:	For the year ended July 30, 2010, post-October losses deferred to August 1, 2010 were as follows:
KS Muni Fund	$1,334,018	$-
KS Insured Fund	$177,136	$2,940
NE Muni Fund	$493,354	$-
OK Muni Fund	$138,150	$-

*Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management, the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and IFS, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of the Funds' average daily net assets. Under the terms of the Advisory Agreement, VFM agreed to pay all the expenses of the Funds (excluding extraordinary or non-recurring expenses and acquired fund fees and expenses, if any) that exceed 1.15% (0.75% for KS Insured Fund) of the Funds' average daily net assets on an annual basis up to the amount of the investment advisory and management fee. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after voluntary fee waivers and reimbursements, the Funds' actual total expenses were 1.07% (0.75% for KS Insured Fund) of average daily net assets for the year ended July 30, 2010. Certain Officers of the Funds are also Officers and Governors of VFM.

	Annual Advisory Fee Percentage	Advisory Fees Year Ended 7/30/10*	Advisory Fees Payable 7/30/10*
KS Muni Fund	0.50%	$221,964	$19,643
KS Insured Fund	0.50%	$78,298	$8,197
NE Muni Fund	0.50%	$143,407	$13,928
OK Muni Fund	0.50%	$156,466	$14,634
ME Muni Fund	0.50%	$69,939	$6,763
NH Muni Fund	0.50%	$12,704	$1,600
* After waivers and reimbursements, if any.

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sale proceeds and CDSC from applicable redemptions. Also, the Funds (excluding KS Insured Fund) have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds (excluding KS Insured Fund) currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Year Ended 7/30/10			Payable 7/30/10
	Sales		Distribution	Sales		Distribution
	Charges	CDSC	Fees	Charges	CDSC	Fees
KS Muni Fund	$14,164	$0	$118,668	$153	$0	$9,821
KS Insured Fund	$7,145	$0	$0	$479	$0	$0
NE Muni Fund	$30,829	$0	$77,844	$976	$0	$6,964
OK Muni Fund	$18,680	$0	$84,580	$1,239	$0	$7,317
ME Muni Fund	$7,635	$0	$40,319	$142	$0	$3,382
NH Muni Fund	$3,055	$0	$9,743	$0	$0	$800

IFS acts as the Fund's transfer agent for a variable fee equal to 0.20% of the Funds' average daily net assets on an annual basis for the Funds' first $50 million and at a lower rate on the average daily net assets in excess of $50 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds' accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Funds' average daily net assets on an annual basis for the Funds' first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. IFS also acts as the Funds' administrative services agent for a variable fee equal to 0.125% of the Funds' average daily net assets on an annual basis for the Funds' first $50 million and at a lower rate on the average daily net assets in excess of $50 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Year Ended 7/30/10			Payable 7/30/10
	Transfer Agency Fees*	Accounting Service Fees*	Admin. Service Fees*	Transfer Agency Fees*	Accounting Service Fees*	Admin. Service Fees*
KS Muni Fund	$44,544	$22,386	$27,840	$2,686	$1,355	$1,678
KS Insured Fund	$10,040	$9,304	$6,822	$554	$477	$346
NE Muni Fund	$26,958	$17,260	$16,849	$1,732	$1,054	$1,082
OK Muni Fund	$31,172	$18,945	$19,482	$2,175	$1,287	$1,359
ME Muni Fund	$12,412	$12,404	$8,746	$954	$944	$596
NH Muni Fund	$5,287	$7,863	$4,922	$191	$645	$119
* After waivers and reimbursements, if any.

NOTE 8: Principal Risks

Each of the Funds invests primarily in municipal securities from a specific state. Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its respective state. Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund's portfolio, the greater its interest rate risk.

NOTE 9: New Accounting Standards

During January 2010, the Financial Accounting Standards Board issued amendments to professional standards that require new disclosures and clarify existing disclosure requirements about fair value measurements. The new disclosures require separate information about purchases, sales, issuances, and settlements for Level 3 fair value measurements. The amendments are effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and disclosures, if any.

KANSAS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06
NET ASSET VALUE, BEGINNING OF PERIOD	$10.45	$10.44	$10.54	$10.62	$10.57

Income (loss) from investment operations:
Net investment income (loss)	$0.38	$0.40	$0.40	$0.40	$0.41
Net realized and unrealized gain (loss) on investments	0.25	0.01	(0.10)	(0.08)	0.05
Total from investment operations	$0.63	$0.41	$0.30	$0.32	$0.46

Distributions from net investment income	$(0.38)	$(0.40)	$(0.40)	$(0.40)	$(0.41)

NET ASSET VALUE, END OF PERIOD	$10.70	$10.45	$10.44	$10.54	$10.62

Total Return[1]	6.12%	4.06%	2.90%	3.06%	4.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$47,465	$47,365	$48,587	$52,996	$59,093
Ratio of expenses to average net assets after waivers[2]*	1.07%[3]	1.07%	1.07%	1.07%	1.03%
Ratio of expenses to average net assets before waivers*	1.33%	1.35%	1.36%	1.26%	1.15%
Ratio of net investment income to average net assets[2]*	3.58%[3]	3.88%	3.81%	3.77%	3.82%
Portfolio turnover rate	15.34%	16.73%	6.52%	4.77%	12.31%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS INSURED INTERMEDIATE FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06
NET ASSET VALUE, BEGINNING OF PERIOD	$11.09	$10.94	$10.87	$10.95	$10.94

Income (loss) from investment operations:
Net investment income (loss)	$0.37	$0.41	$0.42	$0.44	$0.43
Net realized and unrealized gain (loss) on investments	0.20	0.15	0.07	(0.08)	0.01
Total from investment operations	$0.57	$0.56	$0.49	$0.36	$0.44

Distributions from net investment income	$(0.37)	$(0.41)	$(0.42)	$(0.44)	$(0.43)

NET ASSET VALUE, END OF PERIOD	$11.29	$11.09	$10.94	$10.87	$10.95

Total Return[1]	5.26%	5.22%	4.62%	3.34%	4.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$20,169	$16,180	$12,360	$10,686	$12,419
Ratio of expenses to average net assets after waivers[2]*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets before waivers*	1.20%	1.35%	1.48%	1.40%	1.23%
Ratio of net investment income to average net assets[2]*	3.33%	3.70%	3.86%	4.02%	3.89%
Portfolio turnover rate	22.46%	14.00%	21.80%	9.18%	4.15%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06
NET ASSET VALUE, BEGINNING OF PERIOD	$10.01	$10.03	$10.13	$10.20	$10.11

Income (loss) from investment operations:
Net investment income (loss)	$0.35	$0.38	$0.38	$0.39	$0.40
Net realized and unrealized gain (loss) on investments	0.21	(0.02)	(0.10)	(0.07)	0.09
Total from investment operations	$0.56	$0.36	$0.28	$0.32	$0.49

Distributions from net investment income	$(0.35)	$(0.38)	$(0.38)	$(0.39)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$10.22	$10.01	$10.03	$10.13	$10.20

Total Return[1]	5.64%	3.71%	2.79%	3.16%	4.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$33,816	$28,913	$27,229	$28,381	$30,742
Ratio of expenses to average net assets after waivers[2]*	1.07%[3]	1.07%	1.07%	1.07%	1.03%
Ratio of expenses to average net assets before waivers*	1.37%	1.41%	1.43%	1.34%	1.24%
Ratio of net investment income to average net assets[2]*	3.41%[3]	3.84%	3.74%	3.81%	3.89%
Portfolio turnover rate	18.92%	6.71%	10.42%	17.42%	14.63%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06
NET ASSET VALUE, BEGINNING OF PERIOD	$10.78	$10.75	$11.03	$11.08	$11.00

Income (loss) from investment operations:
Net investment income (loss)	$0.40	$0.41	$0.39	$0.39	$0.39
Net realized and unrealized gain (loss) on investments	0.41	0.03	(0.28)	(0.05)	0.08
Total from investment operations	$0.81	$0.44	$0.11	$0.34	$0.47

Distributions from net investment income	$(0.40)	$(0.41)	$(0.39)	$(0.39)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$11.19	$10.78	$10.75	$11.03	$11.08

Total Return[1]	7.61%	4.28%	1.01%	3.10%	4.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$35,506	$32,019	$42,026	$47,847	$43,563
Ratio of expenses to average net assets after waivers[2]*	1.07%[3]	1.07%	1.07%	1.07%	1.03%
Ratio of expenses to average net assets before waivers*	1.35%	1.36%	1.35%	1.28%	1.19%
Ratio of net investment income to average net assets[2]*	3.61%[3]	3.91%	3.55%	3.50%	3.55%
Portfolio turnover rate	9.36%	3.48%	10.37%	11.97%	4.65%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06
NET ASSET VALUE, BEGINNING OF PERIOD	$10.62	$10.44	$10.45	$10.52	$10.45

Income (loss) from investment operations:
Net investment income (loss)	$0.35	$0.35	$0.36	$0.37	$0.35
Net realized and unrealized gain (loss) on investments	0.23	0.18	(0.01)	(0.07)	0.07
Total from investment operations	$0.58	$0.53	$0.35	$0.30	$0.42

Distributions from net investment income	$(0.35)	$(0.35)	$(0.36)	$(0.37)	$(0.35)

NET ASSET VALUE, END OF PERIOD	$10.85	$10.62	$10.44	$10.45	$10.52

Total Return[1]	5.49%	5.22%	3.43%	2.89%	4.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$16,467	$15,413	$15,880	$16,707	$18,728
Ratio of expenses to average net assets after waivers[2]*	1.07%[3]	1.07%	1.07%	1.07%	1.02%
Ratio of expenses to average net assets before waivers*	1.46%	1.57%	1.56%	1.44%	1.30%
Ratio of net investment income to average net assets[2]*	3.21%[3]	3.38%	3.46%	3.52%	3.35%
Portfolio turnover rate	38.11%	15.39%	4.44%	8.50%	1.60%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06
NET ASSET VALUE, BEGINNING OF PERIOD	$10.50	$10.32	$10.24	$10.25	$10.20

Income (loss) from investment operations:
Net investment income (loss)	$0.33	$0.29	$0.30	$0.32	$0.33
Net realized and unrealized gain (loss) on investments	0.23	0.18	0.08	(0.01)	0.05
Total from investment operations	$0.56	$0.47	$0.38	$0.31	$0.38

Distributions from net investment income	$(0.33)	$(0.29)	$(0.30)	$(0.32)	$(0.33)

NET ASSET VALUE, END OF PERIOD	$10.73	$10.50	$10.32	$10.24	$10.25

Total Return[1]	5.38%	4.64%	3.72%	3.02%	3.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,858	$3,816	$3,681	$4,188	$5,317
Ratio of expenses to average net assets after waivers[2]*	1.07%[3]	1.07%	1.07%	1.07%	1.03%
Ratio of expenses to average net assets before waivers*	2.47%	3.19%	3.20%	2.72%	2.22%
Ratio of net investment income to average net assets[2]*	3.11%[3]	2.81%	2.87%	3.09%	3.19%
Portfolio turnover rate	21.12%	15.93%	12.56%	11.83%	8.10%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Integrity Managed Portfolios

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Integrity Managed Portfolios comprising the Kansas Municipal Fund, Kansas Insured Intermediate Fund, Maine Municipal Fund, Nebraska Municipal Fund, New Hampshire Municipal Fund and Oklahoma Municipal Fund (the "Funds") as of July 30, 2010, and the related statements of operations, statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended July 31, 2009 and financial highlights for the years ended prior to July 30, 2010, were audited by another independent registered public accounting firm, who expressed an unqualified opinion on those financial statements and highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 30, 2010, by correspondence with the Funds' custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Integrity Managed Portfolios as of July 30, 2010, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Cohen Fund Audit Services

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
September 20, 2010

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses—The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes—The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/29/2010	Ending Account Value 7/30/2010	Expenses Paid During Period*	Annualized Expense Ratio

Kansas Municipal Fund
Actual	$1,000.00	$1,026.47	$5.45	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.62	$5.43	1.07%

Kansas Insured Intermediate Fund
Actual	$1,000.00	$1,029.26	$3.83	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.09	$3.81	0.75%

Nebraska Municipal Fund
Actual	$1,000.00	$1,028.46	$5.45	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.62	$5.43	1.07%

Oklahoma Municipal Fund
Actual	$1,000.00	$1,036.13	$5.48	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,044.62	$5.50	1.07%

Maine Municipal Fund
Actual	$1,000.00	$1,027.62	$5.45	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.62	$5.43	1.07%

New Hampshire Municipal Fund
Actual	$1,000.00	$1,027.38	$5.45	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.62	$5.43	1.07%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in one-half year period, and dividend by the total number of days in the fiscal year (to reflect the one-half year period).

TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the Fund's fiscal year regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Funds were earned from the sources listed below (per share data). Shareholders should consult their tax adviser regarding this information.

		KS Muni Fund			KS Insured Fund
		From Net	From Net	From Net	From Net	From Net	From Net
Record	Payment	Investment	Realized	Realized	Investment	Realized	Realized
Date	Date	Income	ST Gains	LT Gains	Income	ST Gains	LT Gains
8/31/09	8/31/09	$.032616	$.000000	$.000000	$.034380	$.000000	$.000000
9/30/09	9/30/09	$.031956	$.000000	$.000000	$.031060	$.000000	$.000000
10/30/09	10/30/09	$.032106	$.000000	$.000000	$.031882	$.000000	$.000000
11/30/09	11/30/09	$.032087	$.000000	$.000000	$.032189	$.000000	$.000000
12/31/09	12/31/09	$.032329	$.000000	$.000000	$.030768	$.000000	$.000000
1/29/10	1/29/10	$.031211	$.000000	$.000000	$.030210	$.000000	$.000000
2/26/10	2/26/10	$.029039	$.000000	$.000000	$.028014	$.000000	$.000000
3/31/10	3/31/10	$.036519	$.000000	$.000000	$.034367	$.000000	$.000000
4/30/10	4/30/10	$.030028	$.000000	$.000000	$.029568	$.000000	$.000000
5/28/10	5/28/10	$.028785	$.000000	$.000000	$.028476	$.000000	$.000000
6/30/10	6/30/10	$.033179	$.000000	$.000000	$.032701	$.000000	$.000000
7/30/10	7/30/10	$.030987	$.000000	$.000000	$.030057	$.000000	$.000000

		NE Muni Fund			OK Muni Fund
		From Net	From Net	From Net	From Net	From Net	From Net
Record	Payment	Investment	Realized	Realized	Investment	Realized	Realized
Date	Date	Income	ST Gains	LT Gains	Income	ST Gains	LT Gains
8/31/09	8/31/09	$.028569	$.000000	$.000000	$.033146	$.000000	$.000000
9/30/09	9/30/09	$.029583	$.000000	$.000000	$.031762	$.000000	$.000000
10/30/09	10/30/09	$.029092	$.000000	$.000000	$.031692	$.000000	$.000000
11/30/09	11/30/09	$.029642	$.000000	$.000000	$.032110	$.000000	$.000000
12/31/09	12/31/09	$.027471	$.000000	$.000000	$.033374	$.000000	$.000000
1/29/10	1/29/10	$.026853	$.000000	$.000000	$.032733	$.000000	$.000000
2/26/10	2/26/10	$.025859	$.000000	$.000000	$.029914	$.000000	$.000000
3/31/10	3/31/10	$.033117	$.000000	$.000000	$.037744	$.000000	$.000000
4/30/10	4/30/10	$.029066	$.000000	$.000000	$.033442	$.000000	$.000000
5/28/10	5/28/10	$.027061	$.000000	$.000000	$.031969	$.000000	$.000000
6/30/10	6/30/10	$.031511	$.000000	$.000000	$.036807	$.000000	$.000000
7/30/10	7/30/10	$.028812	$.000000	$.000000	$.034110	$.000000	$.000000

		ME Muni Fund			NH Muni Fund
		From Net	From Net	From Net	From Net	From Net	From Net
Record	Payment	Investment	Realized	Realized	Investment	Realized	Realized
Date	Date	Income	ST Gains	LT Gains	Income	ST Gains	LT Gains
8/31/09	8/31/09	$.027646	$.000000	$.000000	$.027054	$.000000	$.000000
9/30/09	9/30/09	$.027727	$.000000	$.000000	$.027606	$.000000	$.000000
10/30/09	10/30/09	$.029176	$.000000	$.000000	$.027170	$.000000	$.000000
11/30/09	11/30/09	$.028562	$.000000	$.000000	$.027134	$.000000	$.000000
12/31/09	12/31/09	$.029231	$.000000	$.000000	$.024874	$.000000	$.000000
1/29/10	1/29/10	$.029074	$.000000	$.000000	$.024959	$.000000	$.000000
2/26/10	2/26/10	$.026779	$.000000	$.000000	$.024362	$.000000	$.000000
3/31/10	3/31/10	$.032704	$.000000	$.000000	$.030921	$.000000	$.000000
4/30/10	4/30/10	$.028218	$.000000	$.000000	$.027900	$.000000	$.000000
5/28/10	5/28/10	$.027158	$.000000	$.000000	$.026482	$.000000	$.000000
6/30/10	6/30/10	$.030445	$.000000	$.000000	$.029790	$.000000	$.000000
7/30/10	7/30/10	$.028636	$.000000	$.000000	$.028635	$.000000	$.000000

MANAGEMENT OF THE FUND (unaudited)

The Board of Trustees ("Board") of the Fund consists of four Trustees (the "Trustees"). These same individuals, unless otherwise noted, also serve as Directors or Trustees for Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the four series of Viking Mutual Funds. Three Trustees are not "interested persons" (75% of the total) as defined under the 1940 Act (the "Independent Trustees"). The remaining Trustee is "interested" (the "Interested Trustees") by virtue of his affiliation with Viking Fund Management, LLC and its affiliates.

For the purposes of this section, the "Fund Complex" consists of Integrity Fund of Funds, Inc., the six series of Integrity Managed Portfolios, the three series of The Integrity Funds, and the four series of Viking Mutual Funds.

Each Trustee serves the Fund until its termination; or until the Trustees' retirement, resignation, or death; or otherwise as specified in the Fund's organizational documents. Each Officer serves an annual term. The tables that follow show information for each Trustee and Officer of the Funds.

INDEPENDENT TRUSTEES
Name, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held
Jerry M. Stai Birth date: March 31, 1952 Began serving: January 2006 Funds overseen: 14 funds

Principal occupation(s): Minot State University (1999 to present); Non-Profit Specialist: Bremer Bank (2006 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2006 to 2009), Integrity Fund of Funds, Inc., The Integrity Funds, and Integrity Managed Portfolios (2006 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Marycrest Franciscan Development, Inc.
Orlin W. Backes Birth date: May 11, 1935 Began serving: January 1996 Funds overseen: 14 funds

Principal occupation(s): Attorney: McGee, Hankla, Backes & Dobrovolny, P.C. (1963 to present); Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1995 to 2009), Integrity Fund of Funds, Inc. (1995 to present), Integrity Managed Portfolios (1996 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: First Western Bank & Trust
R. James Maxson Birth date: December 12, 1947 Began serving: January 1999 Funds overseen: 14 funds

Principal occupation(s): Attorney: Maxson Law Office (2002 to present); Vice President (2008-2009) and Chair (2010-present): Minot Area Development Corporation; Director/Trustee: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (1999 to 2009), Integrity Fund of Funds, Inc., and Integrity Managed Portfolios (1999 to present), The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Vincent United Methodist Foundation, Minot Area Development Corporation, Peoples State Bank of Velva

The Statement of Additional Information ("SAI") contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

INTERESTED TRUSTEE
Name, Position with Trust, Date of Birth, Date Service Began, and Number of Funds Overseen in Fund Complex	Principal Occupations for Past Five Years and Other Directorships Held
Robert E. Walstad(1) Trustee and Chairman Birth date: August 16, 1944 Began serving: January 1996 Funds overseen: 14 funds

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Director (1987 to 2007) and CEO (2001 to 2007): Integrity Mutual Funds, Inc.; Director, President, and Treasurer (1988 to 2007): Integrity Money Management, Inc.; Director, President, and Treasurer (1989 to 2007): Integrity Fund Services, Inc.; Director, CEO, Chairman (2002 to 2007): Capital Financial Services, Inc.; President and Interim President: ND Tax-Free Fund, Inc. (1989 to 2007 and 2008 to 2009), Montana Tax-Free Fund, Inc. (1993 to 2007 and 2008 to 2009), Integrity Managed Portfolios (1996 to 2007 and 2008 to 2009), The Integrity Funds (2003 to 2007 and 2008 to 2009), and Integrity Fund of Funds, Inc. (1995 to 2007 and 2008 to 2009); Director and Chairman: Montana Tax-Free Fund, Inc. (1993 to 2009), ND Tax-Free Fund, Inc. (1988 to 2009), and Integrity Fund of Funds, Inc. (1994 to present); Trustee and Chairman (1996 to present): Integrity Managed Portfolios; Trustee and Chairman: The Integrity Funds (2003 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Minot Park Board

(1)

Trustee who is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Walstad is an interested person by virtue of being an Officer of the Funds and ownership in Corridor Investors the parent company of Viking Fund Management, Integrity Fund Services and Integrity Funds Distributor.

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

OTHER OFFICERS
Name, Position with Trust, Date of Birth, and Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held
Shannon D. Radke President Birth date: September 7, 1966 Began serving: August 2009

Principal occupation(s): Governor, CEO and President (2009 to present): Corridor Investors, LLC; Governor and President (1998 to present): Viking Fund Management, LLC; Governor and President (2009 to present): Integrity Fund Services, LLC and Integrity Funds Distributor, LLC; President (1999 to 2009): Viking Fund Distributors, LLC; Treasurer and Trustee (1999 to 2009) and President (1999 to present): Viking Mutual Funds; President (2009 to present): Integrity Fund of Funds, Inc., The Integrity Funds and Integrity Managed Portfolios

Other Directorships Held: Viking Fund Management, LLC
Peter A. Quist Vice President Birth date: February 23, 1934 Began serving: January 1996

Principal occupation(s): Governor (2009 to present): Corridor Investors, LLC; Attorney; Vice President and Director (1988 to 2009): Integrity Mutual Funds, Inc.; Director, Vice President, and Secretary: ND Capital, Inc. (1988 to 2006), Integrity Money Management, Inc. (1988 to 2009), Integrity Fund Services, Inc. (1989 to 2009), and Integrity Funds Distributor, Inc. (1996 to 2009); Director, Vice President, and Secretary: ND Tax-Free Fund, Inc. (1988 to 2009) and Montana Tax-Free Fund, Inc. (1993 to 2009); Director (1994 to 2009), Secretary (1994 to 2009), and Vice President (1994 to present): Integrity Fund of Funds, Inc.; Secretary (1996 to 2009) and Vice President (1996 to present): Integrity Managed Portfolios; Secretary (2003 to 2009) and Vice President (2003 to present): The Integrity Funds; and Vice President (2009 to present): Viking Mutual Funds

Other Directorships Held: Not applicable
Adam C. Forthun Treasurer Birth date: June 30, 1976 Began serving: May 2008

Principal occupation(s): Fund Accountant (2003 to 2005), Fund Accounting Supervisor (2005 to 2008), Fund Accounting Manager (2008 to present): Integrity Fund Services, LLC; Treasurer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2008 to 2009), Integrity Fund of Funds, Inc., Integrity Managed Portfolios and The Integrity Funds (2008 to present), and Viking Mutual Funds (2009 to present)

Other Directorships Held: Not applicable
Brent M. Wheeler Secretary and Mutual Fund Chief Compliance Officer Birth date: October 9, 1970 Began serving: MF CCO: October 2005 Secretary: October 2009

Principal occupation(s): Fund Accounting Manager (1998 to 2005): Integrity Fund Services, Inc.; Treasurer (2004 to 2005): ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc.; Mutual Fund Chief Compliance Officer: ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (2005 to 2009), Integrity Managed Portfolios, The Integrity Funds, and Integrity Fund of Funds, Inc. (2005 to present), and Viking Mutual Funds (2009 to present); Secretary (2009 to present): Integrity Managed Portfolios, The Integrity Funds, Integrity Fund of Funds, Inc., and Viking Mutual Funds

Other Directorships Held: Not applicable

The SAI contains more information about the Fund's Trustees and is available without charge upon request, by calling Integrity Funds Distributor at 800-276-1262.

PRIVACY POLICY

Corridor Investors understands your concerns about safeguarding information about you and your account(s) and considers the privacy of our shareholders to be of fundamental importance. We have established the following standards to safeguard the personal and confidential information you entrust to us.

1.	Collection of Information—While we do not sell any nonpublic personal information about our customers to third parties, we do collect and retain such information about you including:

	•	information from applications or other forms, such as you and your spouse's names, occupations, street address and social security numbers;

	•	information regarding your financial position, investment experience and objectives; and

	•	information about your transactions with us, our affiliates, or others, such as your account balance and transaction detail.

2.

Disclosure of Information—Disclosure of nonpublic personal information to affiliates is often necessary to conduct our business. We have also disclosed such information to third parties as permitted by law. Some instances when we have provided information to non-affiliates include:

	•	disclosing information necessary to process and service account transactions that you authorize;

	•	disclosing your name and address to third parties who assist with mailing fund-related materials such as shareholder reports; and

	•	disclosing information as required by regulatory or law enforcement agencies or with others as permitted by law.

3.	Confidentiality and Security—We maintain physical, electronic and procedural safeguards to ensure the integrity of your personal information.

4.

Limited Access to Information—Access to your nonpublic personal information is limited to authorized employees, affiliates and third parties. The information will then only be used for authorized purposes such as maintaining or servicing your account(s) or as otherwise permitted by law.

5.	Further Information—If you have any questions about our privacy policy, please call us at 800-276-1262.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58703 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Funds Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

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Equity Funds
Williston Basin/Mid-North America Stock Fund
Integrity Growth & Income Fund
Viking Small-Cap Value Fund

Corporate Bond Fund
Integrity High Income Fund

Specialty Fund
Integrity Fund of Funds

State-Specific Tax-Exempt Bond Funds
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics as defined in Item 2 of Form N-CSR that applies to the registrant's principal executive officer and principal financial officer (herein referred to as the "Code"). There were no amendments to the Code during the period covered by this report. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period of this report. The Code is available on the Integrity Viking Funds website at http://www.integrityvikingfunds.com. A copy of the Code is also available, without charge, upon request by calling 800-601-5593. The Code is filed herewith pursuant to Item 12(a)(1) as EX-99.CODE ETH.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that Jerry Stai is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stai is "independent" for purposes of Item 3 of Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Cohen Fund Audit Services, Ltd. ("Cohen") and Brady, Martz & Associates, P.C. ("Brady, Martz"), the principal accountants for the audit of the registrant's annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $51,000 for the year ended July 30, 2010 (by Cohen) and $43,600 for the year ended July 31, 2009 (by Brady, Martz).

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by Cohen and Brady, Martz that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended July 30, 2010 (by Cohen) and $5,400 for the year ended July 31, 2009 (by Brady, Martz).

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by Brady, Martz for tax compliance, tax advice, and tax planning were $6,000 for the year ended July 30, 2010 and $7,800 for the year ended July 31, 2009. Such services included review of excise distribution calculations (if applicable), preparation of the Trust's federal, state, and excise tax returns, tax services related to mergers, and routine counseling.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by Cohen and Brady, Martz, other than the services reported in paragraphs (a) through (c) of this Item: None.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures

The registrant's audit committee has adopted policies and procedures that require the audit committee to pre-approve all audit and non-audit services provided to the registrant by the principal accountant.

	(2)	Percentage of services referred to in 4(b) through 4(d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

0% of the services described in paragraphs (b) through (d) of Item 4 were not pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant's financial statements for the most recent fiscal year-end were performed by Cohen's full-time permanent employees.

(g)	Non-Audit Fees: None.

(h)

Principal Accountant's Independence: The registrant's auditor did not provide any non-audit services to the registrant's investment adviser or any entity controlling, controlled by, or controlled with the registrant's investment adviser that provides ongoing services to the registrant.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	Code of ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99. CODE ETH.

	(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act (17 CFR 270.30a-2) is filed and attached hereto as EX-99. CERT.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

September 27, 2010

By: /s/ Adam Forthun
Adam Forthun
Treasurer

September 27, 2010